SELLING, GENERAL AND ADMINISTRATIVE EXPENSE (Schedule of Selling, general and administrative expenses) (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jan. 20, 2021	Jan. 31, 2022	Jan. 31, 2021
Selling, General and Administrative Expense [Abstract]
Accounting and legal	$ 68,195	$ 665,248	$ 501,854
Depreciation and amortization		1,280,446	1,321,686
License fees, taxes and insurance		1,807,645	1,705,539
Office Facilities and administrative		301,944	253,230
Operating lease cost		591,376	549,031
Other		340,224	372,307
Professional Fees and consulting		701,999	650,188
Salaries and wages		2,913,900	2,884,320
Share-based compensation		366,469	494,435
Shareholder Communications		26,781	15,834
Travel and entertainment		59,142	58,975
Selling, general and administrative expenses		$ 9,055,174	$ 8,807,399